Income Tax (Details) - Schedule of reconciliation of deferred tax assets and liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of Deferred Tax Assets And Liabilities Abstract
Deferred tax assets		¥ 7,736
Deferred tax liabilities		(1,417)
Net deferred tax		¥ 6,319